Unaudited Interim Condensed Consolidated Balance Sheets	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 6,309,371	$ 4,945,423	$ 1,145,829
Accounts receivable, net	1,010,098	791,737	514,176
Prepayments	218,272	171,086	264,638
Other current assets, net	73,904	57,927	28,465
Total current assets	7,611,645	5,966,173	1,953,108
Non-current assets
Deposits	142,006	111,307	114,680
Property and equipment, net	113,672	89,099	63,703
Operating lease right-of-use assets			107,836
Other Receivables	28,198	22,103	3,920,925
Intangible asset	2,186,345	1,713,705	2,421,510
Goodwill	2,213,460	1,734,958	2,213,460
Total non-current assets	4,683,681	3,671,172	8,842,114
Total assets	12,295,326	9,637,345	10,795,222
Current liabilities
Accounts payable	708,473	555,317	343,597
Accrued liabilities and other payables	2,192,776	1,718,745	1,290,742
Bank loans, current portion	73,242	57,409	238,521
Operating lease obligation			121,407
Taxes payable	192,565	150,937	111,105
Total current liabilities	3,167,056	2,482,408	2,105,372
Non-current liabilities:
Bank loans, non-current portion	410,308	321,608	414,918
Consideration payables	684,800	536,761	1,975,593
Total non-current liabilities	1,095,108	858,369	2,390,511
Total liabilities	4,262,164	3,340,777	4,495,883
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.001 par value, 500,000,000 shares authorized.	342,051	268,107	32,229
Additional paid-in capital	32,894,827	25,783,686	29,044,790
Stock-based compensation reserve	537,756	421,505	537,756
Accumulated other comprehensive income	37,223	29,176	96,416
Accumulated deficit	(25,285,046)	(19,818,973)	(22,936,714)
Total OHMYHOME LIMITED shareholders’ equity	8,526,811	6,683,501	6,774,477
Non-controlling interests	(493,649)	(386,933)	(475,138)
Total shareholders’ equity	8,033,162	6,296,568	6,299,339
Total liabilities and shareholders’ equity	$ 12,295,326	$ 9,637,345	$ 10,795,222